Related party transactions - Schedule of Transactions Between Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [Abstract]
Short-term employee benefits	¥ 4,488	¥ 7,468	¥ 2,694
Share-based compensation	23,034	229,542	123,383
Total	¥ 27,522	¥ 237,010	¥ 126,077